Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 23,520	$ 15,981	$ 13,834
Charged to Cost and Expenses	94,205	151,016	125,664
Deductions	(96,753)	(143,477)	(123,517)
Balance at End of Year	$ 20,972	$ 23,520	$ 15,981